Loans and borrowings	12 Months Ended
Mar. 31, 2021
Borrowings [abstract]
Loans and borrowings
17. Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “pre-shipment credit” drawn by the parent company and other unsecured loans drawn by parent company and certain of its subsidiaries in Russia, Brazil, Mexico, Ukraine, Switzerland, the United States and South Africa which are repayable within 6 to 12 months from the date of drawdown.

Short-term borrowings consist of the following:

	As of March 31,
	2021		2020
Pre-shipment credit	Rs.	10,300	Rs.	10,432
Other working capital borrowings		12,836		6,009
	Rs.	23,136	Rs.	16,441

The interest rate profile of short-term borrowings from banks is given below:

	As of March 31,
	2021		2020
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Pre-shipment credit	INR	3 Months T-bill + 30 bps	INR	1 Month T-bill + 60 bps
	INR	5.75%	-	-
	-	-	U.S.$	1 Month LIBOR + 12.5 to 16 bps
Other working capital borrowings	U.S.$	(2.2)% to (1.8)%	U.S.$	1Month/3 Months LIBOR + 55 to 78 bps
	RUB	3.00% to 3.40% and 5.55%	RUB	7.05%
	MXN	TIIE + 1.20%	MXN	TIIE + 1.25%
	INR	4.00%	INR	7.75%
	BRL	4.00%	BRL	7.25%
	UAH	4.75%	-	-
	-	-	ZAR	1Month JIBAR+120 bps

(1)	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnia, “BRL” means Brazilian reals and “ZAR” means South African rand.
(2)	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “JIBAR” means the Johannesburg Interbank Average Rate and “T-bill” means India Treasury Bill.

Long-term borrowings

Long-term borrowings consist of the following:

	As of March 31, 2021				As of March 31, 2020
	Non-current		Current		Non-current		Current
Foreign currency borrowing by the parent company	Rs.	-	Rs.	-	Rs.	-	Rs.	3,783
Non-convertible debentures by the APSL subsidiary (1)		3,800		-		-		-
Obligations under leases (2)		2,499		864		1,304		483
	Rs.	6,299	Rs.	864	Rs.	1,304	Rs.	4,266

(1)	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.
(2)	Additions for the year ended March 31, 2021 include right-of-use liability of Rs.1,878 relating to a warehousing services agreement in the United States.

During the year ended March 31, 2021, the APSL subsidiary issued non-convertible debentures for Rs.3,800. The aforesaid non-convertible debentures are repayable at par after 3 years following the date of issue.

The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2021 and 2020 were as follows:

	As of March 31,
	2021		2020
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Foreign currency borrowings	-	-	U.S.$	1 Month LIBOR + 82.7 bps
Non-convertible debentures	INR	6.77%	-	-

(1)	“U.S.$” means United States Dollars and “INR” means Indian rupees.
(2)	“LIBOR” means the London Inter-bank Offered Rate.

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2021 were as follows:

Maturing in the year ending March 31,	Non- convertible debentures		Obligations under leases		Total
2022	Rs.	-	Rs.	864	Rs.	864
2023		-		802		802
2024		3,800		745		4,545
2025		-		734		734
2026		-		118		118
Thereafter		-		100		100
	Rs.	3,800	Rs.	3,363	Rs.	7,163

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2020 were as follows:

Maturing in the year ending March 31, (1)	Foreign currency loan		Obligations under leases		Total
2021	Rs.	3,783	Rs.	483	Rs.	4,226
2022		-		359		359
2023		-		267		267
2024		-		249		249
2025		-		286		286
Thereafter		-		143		143
	Rs.	3,783	Rs.	1,787	Rs.	5,570

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs .

Uncommitted lines of credit from banks

The Company had uncommitted lines of credit of Rs.38,766 and Rs.39,374 as of March 31, 2021 and 2020, respectively, from its banks for working capital requirements. The Company draw upon these lines of credit based on its working capital requirements.

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2021:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	5,570	Rs.	16,441	Rs.	22,011
Recognition of right-of-use liability during the year		2,393		-		2,393
Payment of principal portion of lease liabilities		(754)		-		(754)
Borrowings made during the year		3,800		44,469		48,269
Borrowings repaid during the year		(3,743)		(37,678)		(41,421)
Effect of changes in foreign exchange rates		(103)		(96)		(199)
Closing balance	Rs.	7,163	Rs.	23,136	Rs.	30,299

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2020:

Particulars	Long-term borrowing (1)		Short-term borrowings		Total
Opening balance	Rs.	26,256	Rs.	12,125	Rs.	38,381
Recognition of right-of-use liability on initial application of IFRS 16		1,335		-		1,335
Recognition of right-of-use liability during the year		238		-		238
Payment of principal portion of lease liabilities		(482)		-		(482)
Borrowings made during the year		-		29,831		29,831
Borrowings repaid during the year		(22,918)		(25,596)		(48,514)
Effect of changes in foreign exchange rates		1,051		81		1,132
Others		90		-		90
Closing balance	Rs.	5,570	Rs.	16,441	Rs.	22,011

(1)	Includes current portion.